September 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Dynamic 2065 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
September 30, 2025
BlackRock LifePath® Dynamic 2065 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 94.9%
BlackRock Real Estate Securities Fund	27,169	$ 414,880
BlackRock Tactical Opportunities Fund, Class K	222,191	3,559,504
Diversified Equity Master Portfolio	$36,015,648	36,015,648
International Tilts Master Portfolio	$10,718,431	10,718,431
iShares Core MSCI Emerging Markets ETF(b)	115,495	7,613,430
iShares Core MSCI International Developed Markets ETF	67,887	5,442,501
iShares MSCI Canada ETF(b)	29,879	1,510,383
iShares MSCI EAFE Small-Cap ETF	22,202	1,703,337
iShares Russell 2000 ETF(b)	3,273	791,935
		67,770,049
Fixed-Income Funds — 1.5%
BlackRock Diversified Fixed Income Fund, Class K	65,712	628,205
iShares Broad USD Investment Grade Corporate Bond ETF(b)	9,042	472,173
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	5	557
		1,100,935

Security	Shares	Value
Money Market Funds — 17.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(c)(d)	8,168,434	$ 8,172,518
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(c)	4,455,859	4,455,859
		12,628,377
Total Investments — 114.1% (Cost: $73,784,813)		81,499,361
Liabilities in Excess of Other Assets — (14.1)%		(10,043,671)
Net Assets — 100.0%		$ 71,455,690

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares/ Investment Value Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K(a)	$ 383,705	$ 3,446,938	$ (3,775,417)	$ (42,406)	$ (12,820)	$ —	—	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	1,085,514	7,087,434 (b)	—	(143)	(287)	8,172,518	8,168,434	5,949 (c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	9,312,754	—	(4,856,895)(b)	—	—	4,455,859	4,455,859	165,419	—
BlackRock Diversified Fixed Income Fund, Class K	91,920	761,328	(232,455)	(2,750)	10,162	628,205	65,712	14,335	—
BlackRock Real Estate Securities Fund	174,075	322,232	(91,054)	(1,386)	11,013	414,880	27,169	3,230	—
BlackRock Tactical Opportunities Fund, Class K	494,628	2,898,166 (b)	—	—	166,710	3,559,504	222,191	—	—
Diversified Equity Master Portfolio	18,058,639	14,433,418 (b)(d)	—	1,212,435	2,311,156	36,015,648	$36,015,648	368,087	—
International Tilts Master Portfolio	2,002,375	7,599,200 (b)(d)	—	313,929	802,927	10,718,431	$10,718,431	117,485	—
iShares Broad USD Investment Grade Corporate Bond ETF	—	456,693	—	—	15,480	472,173	9,042	7,201	—
iShares Core MSCI Emerging Markets ETF	—	6,527,343	—	—	1,086,087	7,613,430	102,865	67,518	—
iShares Core MSCI International Developed Markets ETF	—	5,014,410	—	—	428,091	5,442,501	67,887	66,955	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	91,776	—	(91,531)	(4,503)	4,815	557	5	1,428	—
iShares MSCI Canada ETF	880,474	803,365	(441,951)	9,407	259,088	1,510,383	29,879	6,864	—
iShares MSCI EAFE ETF(a)	159,915	—	(173,463)	30,998	(17,450)	—	—	—	—
iShares MSCI EAFE Small-Cap ETF	650,268	6,354,757	(5,951,440)	350,923	298,829	1,703,337	22,202	17,629	—
iShares Russell 2000 ETF	353,315	339,433	—	—	99,187	791,935	3,273	4,834	—
				$ 1,866,504	$ 5,462,988	$ 81,499,361		$ 846,934	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock LifePath® Dynamic 2065 Fund

(d)	Inclusive of income and expense allocated from the Master Portfolio.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	7	12/11/25	$ 1,484	$ 8,909
E-mini Russell 2000 Index	17	12/19/25	2,087	10,555
Micro E-mini S&P 500 Index	115	12/19/25	3,875	48,493
MSCI EAFE Index	2	12/19/25	279	1,078
MSCI Emerging Markets Index	10	12/19/25	680	8,164
S&P 500 E-Mini Index	4	12/19/25	1,348	17,982
				95,181
Short Contracts
NASDAQ 100 E-Mini Index	4	12/19/25	1,992	(51,950)
				$ 43,231
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	2,038,964	USD	1,343,716	Morgan Stanley & Co. International PLC	12/17/25	$ 6,682
EUR	1,137,683	USD	1,341,257	JPMorgan Chase Bank N.A.	12/17/25	297
USD	9,454	EUR	8,000	Goldman Sachs International	12/17/25	21
USD	142,793	EUR	120,000	Morgan Stanley & Co. International PLC	12/17/25	1,289
						8,289
CAD	42,000	USD	30,503	Morgan Stanley & Co. International PLC	12/17/25	(215)
CAD	1,826,151	USD	1,326,242	Morgan Stanley & Co. International PLC	12/17/25	(9,350)
EUR	1,137,683	USD	1,344,484	Goldman Sachs International	12/17/25	(2,930)
EUR	118,000	USD	139,623	Morgan Stanley & Co. International PLC	12/17/25	(478)
JPY	389,792,386	EUR	2,257,206	Goldman Sachs International	12/17/25	(5,656)
JPY	17,538,000	EUR	101,476	Morgan Stanley & Co. International PLC	12/17/25	(157)
JPY	389,792,527	USD	2,666,397	Goldman Sachs International	12/17/25	(10,357)
JPY	17,538,000	USD	120,579	JPMorgan Chase Bank N.A.	12/17/25	(1,075)
						(30,218)
						$ (21,929)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock LifePath® Dynamic 2065 Fund

Fair Value Hierarchy as of Period End (continued)
pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 21,035,970	$ —	$ —	$ 21,035,970
Fixed-Income Funds	1,100,935	—	—	1,100,935
Money Market Funds	12,628,377	—	—	12,628,377
	$34,765,282	$—	$—	34,765,282
Investments Valued at NAV(a)				46,734,079
				$ 81,499,361
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 86,272	$ 8,909	$ —	$ 95,181
Foreign Currency Exchange Contracts	—	8,289	—	8,289
Liabilities
Equity Contracts	(51,950)	—	—	(51,950)
Foreign Currency Exchange Contracts	—	(30,218)	—	(30,218)
	$34,322	$(13,020)	$—	$21,302

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s